UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	10/31/2013

Item 1. Schedule of Investments

Target Conservative Allocation Fund

Schedule of Investments

as of October 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.4%
COMMON STOCKS — 43.1%
Advertising
663	Marin Software, Inc.	$ 7,684

Aerospace & Defense — 0.9%
2,710	Boeing Co. (The)	353,655
1,100	Embraer SA, ADR (Brazil)	32,329
1,860	Hexcel Corp.(a)	78,697
800	Lockheed Martin Corp.	106,672
303	Moog, Inc. (Class A Stock)(a)	18,098
3,600	Northrop Grumman Corp.	387,036
192	Teledyne Technologies, Inc.(a)	17,053

		993,540

Airlines
2,366	JetBlue Airways Corp.(a)	16,775
677	US Airways Group, Inc.(a)	14,874

		31,649

Auto Components — 0.4%
3,850	Delphi Automotive PLC (United Kingdom)	220,220
3,700	Johnson Controls, Inc.	170,755
900	Lear Corp.	69,651
600	Magna International, Inc. (Canada)	50,820

		511,446

Auto Parts & Equipment
320	Tenneco, Inc.(a)	16,982
145	WABCO Holdings, Inc.(a)	12,424

		29,406

Automobile Manufacturers
1,050	Wabash National Corp.(a)	12,243

Automobiles — 0.3%
16,700	Ford Motor Co.	285,737

Beverages — 0.4%
4,187	Diageo PLC (United Kingdom)	133,472
1,900	Molson Coors Brewing Co. (Class B Stock)	102,600
1,880	PepsiCo, Inc.	158,089
872	Pernod-Ricard SA (France)	104,735

		498,896

Biotechnology — 1.6%
623	Acorda Therapeutics, Inc.(a)	19,070
115	Aegerion Pharmaceuticals, Inc.(a)	9,524
2,020	Alexion Pharmaceuticals, Inc.(a)	248,359
800	Amgen, Inc.	92,800
1,300	Biogen Idec, Inc.(a)	317,447
2,042	Celgene Corp.(a)	303,216
479	Cubist Pharmaceuticals, Inc.(a)	29,698

6,710	Gilead Sciences, Inc.(a)	476,343
1,100	Illumina, Inc.(a)	102,861
412	Regeneron Pharmaceuticals, Inc.(a)	118,491
474	Seattle Genetics, Inc.(a)	18,311
509	United Therapeutics Corp.(a)	45,057

		1,781,177

Building Materials
1,204	PGT, Inc.(a)	12,582

Building Products
225	Lennox International, Inc.	17,563
290	Trex Co., Inc.(a)	20,364

		37,927

Business Services — 0.4%
626	MasterCard, Inc. (Class A Stock)	448,905

Capital Markets — 0.2%
1,900	Bank of New York Mellon Corp. (The)	60,420
500	Goldman Sachs Group, Inc. (The)	80,430
550	LPL Financial Holdings, Inc.	22,407
1,400	State Street Corp.	98,098
75	Waddell & Reed Financial, Inc. (Class A Stock)	4,631

		265,986

Chemicals — 0.9%
1,330	Airgas, Inc.	145,063
202	Axiall Corp.	7,856
3,735	E.I. du Pont de Nemours & Co.	228,582
1,014	Huntsman Corp.	23,545
500	PPG Industries, Inc.	91,290
2,600	Praxair, Inc.	324,246
433	Quaker Chemical Corp.	32,869
263	Scotts Miracle-Gro Co. (The) (Class A Stock)	15,443
486	Sherwin-Williams Co. (The)	91,368
333	Valspar Corp. (The)	23,300

		983,562

Commercial Banks — 1.0%
425	Associated Banc-Corp.	6,911
1,000	BB&T Corp.	33,970
500	Capital Bank Financial Corp. (Class A Stock)(a)	11,110
5,375	CIT Group, Inc.	258,860
5,400	Fifth Third Bancorp	102,762
1,280	FirstMerit Corp.	28,749
475	Fulton Financial Corp.	5,800
375	Hancock Holding Co.	12,292
1,400	PNC Financial Services Group, Inc.	102,942
350	Prosperity Bancshares, Inc.	21,857
592	Trustmark Corp.	16,079
307	UMB Financial Corp.	18,088
400	Union First Market Bankshares Corp.	9,648
465	United Bankshares, Inc.	13,755
800	Webster Financial Corp.	22,312
10,801	Wells Fargo & Co.	461,095

		1,126,230

Commercial Services — 0.9%
1,650	FleetCor Technologies, Inc.(a)	190,327
1,064	GEO Group, Inc. (The)	37,527
105	Grand Canyon Education, Inc.(a)	4,963
900	KAR Auction Services, Inc.	26,748
150	McGrath RentCorp	5,351
439	PAREXEL International Corp.(a)	20,067
162	Sotheby’s	8,408
474	Team Health Holdings, Inc.(a)	20,591
1,036	TravelCenters of America LLC(a)	8,609
2,700	Verisk Analytics, Inc. (Class A Stock)(a)	185,004
2,763	Visa, Inc. (Class A Stock)	543,399
617	Waste Connections, Inc.	26,371

		1,077,365

Communications Equipment — 0.2%
11,300	Cisco Systems, Inc.	254,250

Computer Services & Software — 1.6%
15,499	EMC Corp.	373,061
1,220	Fortinet, Inc.(a)	24,534
305	Global Payments, Inc.	18,141
1,058	Google, Inc. (Class A Stock)(a)	1,090,354
225	Jack, Henry & Associates, Inc.	12,287
50	Manhattan Associates, Inc.(a)	5,325
4,463	salesforce.com, Inc.(a)	238,146
780	Teradata Corp.(a)	34,375

		1,796,223

Computers & Peripherals — 1.0%
1,250	Apple, Inc.	652,937
474	Aspen Technology, Inc.(a)	18,121
2,434	Cognizant Technology Solutions Corp. (Class A Stock)(a)	211,588
9,900	Hewlett-Packard Co.	241,263

		1,123,909

Construction — 0.1%
593	Foster Wheeler AG (Switzerland)(a)	16,005
444	Meritage Homes Corp.(a)	20,153
470	Texas Industries, Inc.(a)	25,239
277	URS Corp.	15,019
328	USG Corp.(a)	8,958

		85,374

Consumer Finance — 0.4%
3,700	Capital One Financial Corp.	254,079
225	First Cash Financial Services, Inc.(a)	13,610
7,500	SLM Corp.	190,275

		457,964

Consumer Products & Services — 0.2%
2,569	Estee Lauder Cos., Inc. (The) (Class A Stock)	182,296
269	Snap-on, Inc.	27,995
849	Vitamin Shoppe, Inc.(a)	39,827

		250,118

Containers & Packaging
1,725	Graphic Packaging Holding Co.(a)	14,490
275	Packaging Corp. of America	17,127
500	Silgan Holdings, Inc.	22,535

		54,152

Cosmetics/Personal Care — 0.1%
2,141	Colgate-Palmolive Co.	138,587
275	Elizabeth Arden, Inc.(a)	9,952

		148,539

Distribution/Wholesale — 0.1%
2,670	LKQ Corp.(a)	88,190

Diversified Consumer Services
550	Hillenbrand, Inc.	15,521

Diversified Financial Services — 2.7%
1,238	Affiliated Managers Group, Inc.(a)	244,431
2,930	American Express Co.	239,674
809	Astoria Financial Corp.	10,687
32,353	Bank of America Corp.	451,648
1,490	BlackRock, Inc.	448,207
8,755	Citigroup, Inc.	427,069
4,665	CME Group, Inc.	346,189
1,368	IntercontinentalExchange, Inc.(a)	263,654
10,600	JPMorgan Chase & Co.	546,324
4,490	Morgan Stanley	128,998
213	Outerwall, Inc.(a)	13,841
434	Stifel Financial Corp.(a)	17,772

		3,138,494

Diversified Machinery
125	DXP Enterprises, Inc.(a)	11,488

Diversified Operations — 0.1%
788	LVMH Moet Hennessy Louis Vuitton SA (France)	151,293

Diversified Telecommunication Services — 0.2%
5,300	AT&T, Inc.	191,860

Electric Utilities — 0.5%
3,500	American Electric Power Co., Inc.	163,940
1,000	Edison International	49,030
7,000	Exelon Corp.	199,780
4,500	PPL Corp.	137,835
1,700	Southern Co. (The)	69,547

		620,132

Electrical Equipment
950	Thermon Group Holdings, Inc.(a)	22,334

Electronic Components — 0.4%
6,820	Agilent Technologies, Inc.	346,183
579	Checkpoint Systems, Inc.(a)	9,855
587	Coherent, Inc.	38,853
666	FLIR Systems, Inc.	18,968
1,285	InvenSense, Inc.(a)	21,704
616	Universal Electronics, Inc.(a)	23,968
342	Woodward, Inc.	13,711

		473,242

Electronic Components & Equipment — 0.2%
4,280	AMETEK, Inc.	204,713
460	General Cable Corp.	15,148
515	Sanmina Corp.(a)	7,498

		227,359

Electronic Equipment & Instruments — 0.3%
12,200	Corning, Inc.	208,498
496	EnerSys	32,909
328	Itron, Inc.(a)	13,996
471	Littelfuse, Inc.	40,049
1,375	TE Connectivity Ltd. (Switzerland)	70,799

		366,251

Energy Equipment & Services — 0.6%
300	Atwood Oceanics, Inc.(a)	15,939
2,260	Cameron International Corp.(a)	123,984
1,300	Diamond Offshore Drilling, Inc.	80,509
1,400	Ensco PLC (Class A Stock)	80,710
600	Forum Energy Technologies, Inc.(a)	17,556
4,430	National Oilwell Varco, Inc.	359,627

		678,325

Engineering/Construction
550	MasTec, Inc.(a)	17,583

Entertainment & Leisure — 0.2%
567	Bally Technologies, Inc.(a)	41,470
5,147	International Game Technology	96,764
450	International Speedway Corp. (Class A Stock)	14,720
409	Life Time Fitness, Inc.(a)	18,577
506	Pinnacle Entertainment, Inc.(a)	11,840

		183,371

Farming & Agriculture — 0.2%
2,594	Monsanto Co.	272,059

Financial Services — 0.1%
399	Eaton Vance Corp.	16,682
865	Home Loan Servicing Solutions Ltd.	20,422
441	Raymond James Financial, Inc.	20,132

		57,236

Food & Staples Retailing — 0.9%
7,130	CVS Caremark Corp.	443,914
4,300	Kroger Co. (The)	184,212
2,800	Wal-Mart Stores, Inc.	214,900
3,000	Walgreen Co.	177,720

		1,020,746

Food Products — 0.4%
5,400	ConAgra Foods, Inc.	171,774
7,370	Mondelez International, Inc. (Class A Stock)	247,927

		419,701

Foods — 0.2%
1,257	Danone (France)	93,099
533	Fresh Market, Inc. (The)(a)	27,135
900	Kellogg Co.	56,925
327	United Natural Foods, Inc.(a)	23,364
1,540	WhiteWave Foods Co. (Class A Stock)(a)	30,816

		231,339

Gas Utilities
300	Atmos Energy Corp.	13,281
348	South Jersey Industries, Inc.	20,723

		34,004

Hand/Machine Tools — 0.2%
668	Franklin Electric Co., Inc.	25,284
2,050	Stanley Black & Decker, Inc.	162,134

		187,418

Healthcare Equipment & Supplies — 0.4%
694	Cantel Medical Corp.	24,360
217	MEDNAX, Inc.(a)	23,657
3,500	Medtronic, Inc.	200,900
485	Sirona Dental Systems, Inc.(a)	35,041
200	Teleflex, Inc.	18,436
791	Thoratec Corp.(a)	34,163
800	Zimmer Holdings, Inc.	69,976

		406,533

Healthcare Products — 0.3%
90	Align Technology, Inc.(a)	5,135
851	Arthrocare Corp.(a)	31,861
707	Cooper Cos., Inc. (The)	91,352
3,208	Covidien PLC	205,665
375	Integra LifeSciences Holdings(a)	17,168
128	Intuitive Surgical, Inc.(a)	47,552

		398,733

Healthcare Providers & Services — 0.9%
929	Centene Corp.(a)	52,173
2,400	CIGNA Corp.	184,752
275	Community Health Systems, Inc.	11,998
800	Humana, Inc.	73,720
150	LifePoint Hospitals, Inc.(a)	7,746

8,205	UnitedHealth Group, Inc.	560,073
1,500	WellPoint, Inc.	127,200

		1,017,662

Healthcare Services
540	Air Methods Corp.	23,609
40	athenahealth, Inc.(a)	5,340
235	Covance, Inc.(a)	20,976
439	Healthways, Inc.(a)	4,228

		54,153

Hotels & Motels — 0.3%
1,725	Wynn Resorts Ltd.	286,781

Hotels, Restaurants & Leisure — 0.3%
275	Jack in the Box, Inc.(a)	11,187
3,660	Las Vegas Sands Corp.	257,005
1,508	Orient-Express Hotels Ltd. (Class A Stock)(a)	20,072

		288,264

Household Durables
400	Harman International Industries, Inc.	32,408
125	Ryland Group, Inc. (The)	5,025

		37,433

Household Products
69	Helen of Troy Ltd.(a)	3,224

Independent Power Production — 0.1%
4,300	NRG Energy, Inc.	122,679

Industrial Conglomerates — 0.2%
10,400	General Electric Co.	271,856

Insurance — 1.8%
670	ACE Ltd.	63,945
8,800	Allstate Corp. (The)	466,928
1,373	American Equity Investment Life Holding Co.	28,613
11,085	American International Group, Inc.	572,540
375	Aspen Insurance Holdings Ltd.	14,629
1,225	CNO Financial Group, Inc.	19,086
537	HCC Insurance Holdings, Inc.	24,514
382	Horace Mann Educators Corp.	10,581
750	Maiden Holdings Ltd.	8,213
6,485	Marsh & McLennan Cos., Inc.	297,013
5,030	MetLife, Inc.	237,969
200	Platinum Underwriters Holdings Ltd.	12,438
568	Protective Life Corp.	26,174
277	Reinsurance Group of America, Inc.	19,717
293	State Auto Financial Corp.	5,567
1,100	Travelers Cos., Inc. (The)	94,930
502	United Fire Group, Inc.	15,913
4,400	Unum Group	139,656
684	Validus Holdings Ltd.	27,004

		2,085,430

Internet & Catalog Retail — 0.7%
1,175	Amazon.com, Inc.(a)	427,735
362	priceline.com, Inc.(a)	381,487

		809,222

Internet Services — 0.2%
934	Angie’s List, Inc.(a)	13,160
527	Digital River, Inc.(a)	9,402
461	LinkedIn Corp. (Class A Stock)(a)	103,112
1,021	Sapient Corp.(a)	16,142
2,642	TIBCO Software, Inc.(a)	64,887
645	Trulia, Inc.(a)	25,781

		232,484

Internet Software & Services — 1.0%
6,270	eBay, Inc.(a)	330,492
6,020	Facebook, Inc. (Class A Stock)(a)	302,565
11,280	Oracle Corp.	377,880
3,100	Yahoo!, Inc.(a)	102,083

		1,113,020

Investment Companies
1,575	Ares Capital Corp.	27,358
918	KKR Financial Holdings LLC	9,097
475	TCP Capital Corp.	7,918

		44,373

IT Services — 0.1%
700	Broadridge Financial Solutions, Inc.	24,612
300	EPAM Systems, Inc.(a)	11,241
600	International Business Machines Corp.	107,526

		143,379

Leisure Equipment & Products — 0.1%
579	Polaris Industries, Inc.	75,820

Life Sciences Tools & Services — 0.4%
4,592	Thermo Fisher Scientific, Inc.	449,006

Machinery — 0.6%
525	Actuant Corp. (Class A Stock)	19,719
177	Chart Industries, Inc.(a)	19,022
2,207	Cummins, Inc.	280,333
759	Manitowoc Co., Inc. (The)	14,770
1,900	PACCAR, Inc.	105,640
900	Parker Hannifin Corp.	105,048
1,440	Roper Industries, Inc.	182,607

		727,139

Manufacturing — 1.0%
398	Colfax Corp.(a)	22,272
6,648	Danaher Corp.	479,254
2,860	Honeywell International, Inc.	248,048
5,365	Ingersoll-Rand PLC	362,299

		1,111,873

Media — 2.2%
700	AMC Networks, Inc. (Class A Stock)(a)	49,063
1,500	CBS Corp. (Class B Stock)	88,710
13,101	Comcast Corp. (Special Class A Stock)	606,576
3,040	Discovery Communications, Inc. (Class A Stock)(a)	270,317
4,800	Interpublic Group of Cos., Inc. (The)	80,640
1,140	Time Warner Cable, Inc.	136,971
5,740	Time Warner, Inc.	394,568
11,430	Twenty-First Century Fox, Inc.	389,534
2,140	Viacom, Inc. (Class B Stock)	178,241
4,290	Walt Disney Co. (The)	294,251

		2,488,871

Metals & Mining — 0.8%
498	AMCOL International Corp.	15,976
4,700	Freeport-McMoRan Copper & Gold, Inc.	172,772
200	Globe Specialty Metals, Inc.	3,508
1,139	Joy Global, Inc.	64,638
513	Northwest Pipe Co.(a)	18,484
2,042	Precision Castparts Corp.	517,545
225	Reliance Steel & Aluminum Co.	16,490
877	RTI International Metals, Inc.(a)	29,730
389	Timken Co.	20,543

		859,686

Miscellaneous Manufacturing
331	TriMas Corp.(a)	12,532

Multi-Line Retail — 0.2%
3,978	Target Corp.	257,735

Multi-Utilities — 0.1%
4,700	Public Service Enterprise Group, Inc.	157,450

Office Electronics — 0.1%
16,800	Xerox Corp.	166,992

Oil, Gas & Consumable Fuels — 2.8%
2,160	Anadarko Petroleum Corp.	205,826
960	Antero Resources Corp.	54,230
4,490	Cabot Oil & Gas Corp.	158,587
3,000	Chesapeake Energy Corp.	83,880
2,300	Chevron Corp.	275,908
2,400	ConocoPhillips	175,920
150	Core Laboratories NV	28,083
1,778	Dresser-Rand Group, Inc.(a)	108,049
97	Dril-Quip, Inc.(a)	11,390
507	Geospace Technologies Corp.(a)	49,392
488	Gulfport Energy Corp.(a)	28,641
3,603	HollyFrontier Corp.	165,954
7,800	Marathon Oil Corp.	275,028
3,200	Murphy Oil Corp.	193,024
1,444	Newpark Resources, Inc.(a)	18,411
2,889	Noble Energy, Inc.	216,473

914	Oasis Petroleum, Inc.(a)	48,670
139	ONEOK, Inc.	7,854
1,530	Pioneer Natural Resources Co.	313,313
3,800	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)	264,176
1,400	Royal Dutch Shell PLC, ADR (Netherlands)	93,324
819	Swift Energy Co.(a)	11,237
7,500	Total SA, ADR (France)	458,850
374	WGL Holdings, Inc.	16,834

		3,263,054

Paper & Forest Products — 0.4%
175	Clearwater Paper Corp.(a)	9,138
8,990	International Paper Co.	401,044

		410,182

Pharmaceuticals — 3.2%
5,940	Abbott Laboratories	217,107
6,870	AbbVie, Inc.	332,852
1,230	Actavis PLC(a)	190,133
5,700	AstraZeneca PLC, ADR (United Kingdom)	301,302
6,040	Bristol-Myers Squibb Co.	317,221
2,476	Catamaran Corp.(a)	116,273
1,800	Eli Lilly & Co.	89,676
4,060	Endo Health Solutions, Inc.(a)	177,544
4,054	Express Scripts Holding Co.(a)	253,456
4,100	Johnson & Johnson	379,701
1,454	Mead Johnson Nutrition Co.	118,734
4,400	Merck & Co., Inc.	198,396
936	Natural Grocers by Vitamin Cottage, Inc.(a)	37,346
1,000	Novartis AG, ADR (Switzerland)	77,550
104	Ophthotech Corp.(a)	3,486
1,112	Perrigo Co.	153,334
7,000	Pfizer, Inc.	214,760
448	Salix Pharmaceuticals Ltd.(a)	32,144
2,100	Sanofi, ADR (France)	112,308
519	Theravance, Inc.(a)	19,016
1,910	Valeant Pharmaceuticals International, Inc.(a)	201,925
2,170	Zoetis, Inc.	68,702

		3,612,966

Professional Services — 0.1%
375	ICF International, Inc.(a)	12,982
500	Manpowergroup, Inc.	39,050
50	Towers Watson & Co. (Class A Stock)	5,741

		57,773

Real Estate Investment Trusts — 0.6%
5,744	American Tower Corp.	455,786
875	Excel Trust, Inc.	10,570
1,227	First Potomac Realty Trust	15,080
1,525	Hersha Hospitality Trust	8,647
300	Highwoods Properties, Inc.	11,580
4,200	Kimco Realty Corp.	90,216
1,386	Medical Properties Trust, Inc.	18,073

402	Redwood Trust, Inc.	7,043
1,218	Two Harbors Investment Corp.	11,364

		628,359

Retail & Merchandising — 1.6%
200	Abercrombie & Fitch Co. (Class A Stock)	7,496
308	AutoZone, Inc.(a)	133,885
488	Cash America International, Inc.	19,252
1,431	Chico’s FAS, Inc.	24,542
320	Chuy’s Holdings, Inc.(a)	12,032
1,739	Costco Wholesale Corp.	205,202
907	Genesco, Inc.(a)	61,776
325	GNC Holdings, Inc. (Class A Stock)	19,116
2,100	Macy’s, Inc.	96,831
1,600	PetSmart, Inc.	116,416
258	PVH Corp.	32,139
3,275	Rite Aid Corp.(a)	17,456
3,810	Ross Stores, Inc.	294,703
6,200	Staples, Inc.	99,944
3,630	Starbucks Corp.	294,211
1,420	Tiffany & Co.	112,421
1,260	TJX Cos., Inc. (The)	76,595
1,613	Tractor Supply Co.	115,088
1,476	Yum! Brands, Inc.	99,807

		1,838,912

Road & Rail — 0.1%
225	Celadon Group, Inc.	4,172
325	Con-way, Inc.	13,390
284	Landstar System, Inc.	15,702
1,300	Norfolk Southern Corp.	111,826

		145,090

Semiconductors — 0.4%
5,340	Altera Corp.	179,424
469	Cabot Microelectronics Corp.(a)	19,177
712	Cavium, Inc.(a)	28,701
1,683	Entegris, Inc.(a)	17,419
1,990	Linear Technology Corp.	81,869
250	Microsemi Corp.(a)	6,283
505	Monolithic Power Systems, Inc.	16,079
375	Semtech Corp.(a)	11,666
825	Skyworks Solutions, Inc.(a)	21,268
920	SunEdison, Inc.(a)	8,556
1,236	Teradyne, Inc.(a)	21,618

		412,060

Semiconductors & Semiconductor Equipment — 0.5%
8,200	Intel Corp.	200,326
1,500	NXP Semiconductors NV (Netherlands)(a)	63,180
6,305	Texas Instruments, Inc.	265,314
519	Veeco Instruments, Inc.(a)	15,160

		543,980

Software — 1.8%
300	ACI Worldwide, Inc.(a)	16,536
2,900	Autodesk, Inc.(a)	115,739
200	BroadSoft, Inc.(a)	6,544
3,000	CA, Inc.	95,280
3,058	Cerner Corp.(a)	171,340
3,555	Check Point Software Technologies Ltd. (Israel)(a)	206,261
3,203	Citrix Systems, Inc.(a)	181,866
203	Concur Technologies, Inc.(a)	21,234
622	Cornerstone OnDemand, Inc.(a)	29,464
373	Demandware, Inc.(a)	18,445
6,250	Electronic Arts, Inc.(a)	164,062
600	Epiq Systems, Inc.	8,976
325	Fair Isaac Corp.	18,616
304	Guidewire Software, Inc.(a)	15,419
291	Imperva, Inc.(a)	11,157
1,763	MedAssets, Inc.(a)	40,602
48	Medidata Solutions, Inc.(a)	5,295
21,945	Microsoft Corp.	775,756
8	Proofpoint, Inc.(a)	253
1,850	PTC, Inc.(a)	51,282
762	QLIK Technologies, Inc.(a)	19,309
550	SS&C Technologies Holdings, Inc.(a)	21,615
100	Ultimate Software Group, Inc. (The)(a)	15,448
500	Verint Systems, Inc.(a)	18,260
740	VMware, Inc. (Class A Stock)(a)	60,147

		2,088,906

Specialty Retail — 0.1%
1,004	Aaron’s, Inc.	28,483
275	Group 1 Automotive, Inc.	17,600
425	Men’s Wearhouse, Inc. (The)	17,978

		64,061

Telecommunications — 0.5%
659	Aruba Networks, Inc.(a)	12,363
5,285	CenturyLink, Inc.	178,950
348	EZchip Semiconductor Ltd. (Israel)(a)	9,013
371	IPG Photonics Corp.	24,586
342	Ixia(a)	4,850
481	NICE Systems Ltd., ADR (Israel)	18,846
4,700	QUALCOMM, Inc.	326,509
167	SBA Communications Corp. (Class A Stock)(a)	14,607

		589,724

Textiles, Apparel & Luxury Goods — 0.5%
240	Deckers Outdoor Corp.(a)	16,519
1,410	Michael Kors Holdings Ltd.(a)	108,499
2,210	NIKE, Inc. (Class B Stock)	167,430
675	Steven Madden Ltd.(a)	24,759
909	VF Corp.	195,435
175	Wolverine World Wide, Inc.	10,105

		522,747

Tobacco — 0.2%
2,800	Altria Group, Inc.	104,244
1,950	Philip Morris International, Inc.	173,784

		278,028

Trading Companies & Distributors
175	United Rentals, Inc.(a)	11,303
200	WESCO International, Inc.(a)	17,092

		28,395

Transportation — 0.4%
470	Bristow Group, Inc.	37,821
419	CAI International, Inc.(a)	9,172
3,435	Expeditors International of Washington, Inc.	155,571
453	GATX Corp.	23,352
718	Kansas City Southern	87,252
1,039	Quality Distribution, Inc.(a)	10,681
243	TAL International Group, Inc.(a)	11,739
708	Union Pacific Corp.	107,191

		442,779

Wireless Telecommunication Services — 0.2%
5,700	Vodafone Group PLC, ADR (United Kingdom)	209,874

	TOTAL COMMON STOCKS (cost $34,954,261)	49,442,030

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.2%
Collateralized Debt Obligations — 1.5%
Caa3	452	Sierra Madre Funding Ltd., (Cayman Islands) Series 2004-1A, Class A1A, 144A 0.554%(b), 09/07/39(f)	294,969
Caa3	1,075	Series 2004-1A, Class ALTB, 144A 0.574%(b), 09/07/39(f)	781,828
Aaa	700	Venture VIII CDO Ltd., Series 2007-8A, Class A2A, 144A 0.461%(b), 07/22/21	680,527

			1,757,324

Non-Residential Mortgage-Backed Security — 0.8%
Aaa	855	SLM Student Loan Trust, Series 2008-9, Class A 1.738%(b), 04/25/23	879,348

Residential Mortgage-Backed Securities — 0.9%
BBB+(e)	220	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.87%(b), 06/25/34	207,491
Ca	826	JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4 6.13%, 07/25/36	492,359
C	82	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2A 0.23%(b), 10/25/37	16,932
Caa3	517	Series 2007-MLN1, Class A2A 0.28%(b), 03/25/37	351,091

Ca	52	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.23%(b), 11/25/36	19,224

			1,087,097

		TOTAL ASSET-BACKED SECURITIES (cost $3,715,178)	3,723,769

CORPORATE BONDS — 5.3%
Airlines — 0.3%
Ba2	300	United Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	309,000

Automobile Manufacturers — 0.6%
A3	700	Daimler Finance North America LLC, Gtd. Notes, 144A (Germany) 0.858%(b), 03/28/14	701,238

Building & Construction
Ca	100	Urbi Desarrollos Urbanos SAB de CV, Gtd. Notes, 144A (Mexico) 9.50%, 01/21/20	16,000

Diversified Financial Services — 1.9%
Baa1	200	AK Transneft OJSC Via TransCapitalInvest Ltd., Sr. Unsec’d. Notes (Russia) 8.70%, 08/07/18	244,500
Baa2	600	Citigroup, Inc., Sr. Unsec’d. Notes 1.25%, 01/15/16	601,603
Baa3	200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	216,364
A3	600	JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN 1.10%, 10/15/15	601,646
NR	450	Tayarra Ltd., Gov’t. Gtd. Notes (Cayman Islands) 3.628%, 02/15/22	483,007

			2,147,120

Financial-Bank & Trust — 1.5%
A2	100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	103,011
Baa2	600	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.352%(b), 03/18/14(f)	599,998
BB+(e)	800	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(b), 12/29/49	1,076,000

			1,779,009

Healthcare Providers & Services — 0.5%
Baa2	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	565,021

Oil, Gas & Consumable Fuels — 0.4%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	418,428

Telecommunications — 0.1%
Baa1	100	Verizon Communications, Inc., Sr. Unsec’d. Notes 2.50%, 09/15/16	103,770

		TOTAL CORPORATE BONDS (cost $5,730,912)	6,039,586

FOREIGN GOVERNMENT BOND — 0.1%
Baa3	EUR 100	Spain Government Bond, Bonds (Spain) 4.00%, 07/30/15 (cost $140,231)	141,756

MUNICIPAL BONDS — 0.5%
New York — 0.2%
AAA(e)	100	New York State Thruway Authority, Revenue Bonds 5.00%, 03/15/26	112,672
AAA(e)	100	5.00%, 03/15/27	111,331

			224,003

Texas — 0.3%
AA+(e)	300	Dallas County Hospital District, Series B, General Obligation Ltd. 6.171%, 08/15/34	338,625

		TOTAL MUNICIPAL BONDS (cost $533,606)	562,628

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.8%
Ca	248	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1 0.36%(b), 05/25/46	181,096
D(e)	99	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 2.869%(b), 05/25/47	81,369
B2	135	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.658%(b), 05/25/35	134,553
Caa3	1,172	Series 2006-2, Class 21A1 2.717%(b), 03/25/36	744,206
A2	EUR 354	Berica ABS SRL, Series 2011-1, Class A1 (Italy) 0.521%(b), 12/30/55	461,476
Ca	208	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.383%(b), 07/20/46	121,089
NR	9	Fannie Mae REMICS, Series 1992-146, Class PZ 8.00%, 08/25/22	10,436
NR	331	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.552%(b), 07/25/44	337,438

NR	12	Freddie Mac REMICS, Series 41, Class F 10.00%, 05/15/20	12,019
A+(e)	135	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.648%(b), 09/25/35	134,365
C	780	Series 2006-OA1, Class 2A2 0.43%(b), 08/25/46	199,562
Caa1	489	HomeBanc Mortgage Trust, Series 2006-1, Class 4A1 5.464%(b), 04/25/37	389,357
D(e)	422	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1 2.756%(b), 03/25/36	323,041
Aaa	200	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.643%(b), 07/15/42(f)	200,453
Aaa	EUR 500	Series 2011-1A, Class 1A3, 144A 1.527%(b), 07/15/42	680,241
NR	85	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.512%(b), 01/15/30	98,198
Caa1	231	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 2.456%(b), 11/25/46	214,762

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,517,448)	4,323,661

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.0%
	5	Federal Home Loan Mortgage Corp. 2.36%(b), 08/01/23	5,302
	131	2.586%(b), 03/01/36	139,634
	40	5.50%, 01/01/38	43,447
	187	Federal National Mortgage Assoc. 2.26%(b), 06/01/35	198,269
	2,000	3.50%, TBA	2,050,625
	26	3.852%(b), 05/01/36	26,994
	8,000	4.00%, TBA	8,403,750
	476	4.50%, 03/01/24-07/01/25	505,837
	12	5.00%, 06/01/23	12,410
	5,000	5.00%, TBA	5,425,000
	1,000	5.00%, TBA	1,087,500
	34	7.50%, 01/01/32	35,710
	4	Government National Mortgage Assoc. 1.75%(b), 09/20/22	3,694
	385	2.50%, 04/20/28	388,873
	17	4.50%, 08/15/33-09/15/33	17,597
	24	8.50%, 02/20/30-06/15/30	26,425

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,290,347)	18,371,067

U.S. TREASURY OBLIGATIONS — 22.4%
	2,300	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22-01/15/23	2,346,478
	700	0.375%, 07/15/23	703,183
	200	2.125%, 02/15/41	255,118

	2,000	2.375%, 01/15/25	2,970,119
	300	2.50%, 01/15/29	403,349
	7,500	U.S. Treasury Notes 0.625%, 04/30/18(d)	7,326,563
	300	0.625%, 07/15/14	301,067
	200	0.75%, 12/31/17-02/28/18	197,304
	11,061	1.375%, 06/30/18-07/31/18	11,135,596
	100	2.375%, 05/31/18	105,289

		TOTAL U.S. TREASURY OBLIGATIONS (cost $25,670,116)	25,744,066

		TOTAL LONG-TERM INVESTMENTS (cost $93,552,099)	108,348,563

SHORT-TERM INVESTMENTS — 19.0%
REPURCHASE AGREEMENTS(h) — 13.1%
	7,500	Citigroup Global Markets, Inc., 0.13% dated 10/31/13, due 11/01/13 in the amount of $7,500,027	7,500,000
	7,500	Morgan Stanley Co. LLC, 0.13% dated 10/31/13, due 11/01/13 in the amount of $7,500,027	7,500,000

		TOTAL REPURCHASE AGREEMENTS (cost $15,000,000)	15,000,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 3.1%
	3,528,992	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,528,992)(g)	3,528,992

Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(c) — 2.5%
EUR	900	Italy Buoni Ordinari del Tesoro BOT, (Italy) 0.751%, 02/28/14	1,220,097
EUR	500	Spain Letras del Tesoro, (Spain) 1.003%, 06/20/14	675,979
EUR	700	1.11%, 04/16/14	947,758

		TOTAL FOREIGN TREASURY OBLIGATIONS (cost $2,797,051)	2,843,834

U.S. GOVERNMENT AGENCY OBLIGATION(c) — 0.3%
300	Federal Home Loan Bank 0.05%, 11/29/13 (cost $299,988)		299,995

	TOTAL SHORT-TERM INVESTMENTS (cost $21,626,031)		21,672,821

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 113.4% (cost $115,178,130)(i)		130,021,384

Notional Amount (000)#
OPTIONS WRITTEN(a)
Call Options
400	Interest Rate Swap Options, Pay a fixed rate of 1.30% and receive a floating rate based on 3-month LIBOR, expiring 01/27/14	Bank of America	(403)
1,800	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 01/27/14	Goldman Sachs & Co.	(3,845)
200	Pay a fixed rate of 2.40% and receive a floating rate based on 3-month LIBOR, expiring 03/17/14	Deutsche Bank	(723)

			(4,971)

Put Options
5,000	3 Year Euro Dollar Mid-Curve, expiring 03/14/14, Strike Price $97.38		(1,625)
100	5 Year CDX.O IG.20 V1 expiring 12/18/13, Strike Price $1.10	Bank of America	(5)
400	Interest Rate Swap Options, Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 01/27/14	Bank of America	(1,285)
1,800	Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 01/27/14	Goldman Sachs & Co.	(3,117)
200	Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, expiring 03/17/14	Deutsche Bank	(3,190)
700	Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 03/31/14	Bank of America	(806)

			(10,028)

	TOTAL OPTIONS WRITTEN (premiums received $24,797)		(14,999)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 113.4% (cost $115,153,333)		130,006,385
	LIABILITIES IN EXCESS OF OTHER ASSETS (j) — (13.4)%		(15,386,545)

	NET ASSETS — 100%		$114,619,840

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

REMICS—Real Estate Mortgage Investment Conduit

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

BRL—Brazilian Real

EUR—Euro

MXN—Mexican Peso

NOK—Norwegian Krone

†	The ratings reflected are as of October 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2013.
(c)	Rates shown are the effective yields at purchase date.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Standard & Poor’s rating.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(h)	Repurchase agreement is collateralized by U.S. Treasury Notes (coupon rates 0.875%-1.000%, maturity dates 12/31/16-03/31/17), with the aggregate value, including accrued interest of $15,302,626.
(i)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$116,642,781

Appreciation	14,413,384
Depreciation	(1,034,781)

Net Unrealized Appreciation	$13,378,603

The book basis may differ from tax basis due to certain tax related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
53	90 Day Euro Dollar	Jun. 2015	$13,132,075	$13,163,213	$31,138
51	90 Day Euro Dollar	Sep. 2015	12,581,828	12,648,000	66,172
48	90 Day Euro Dollar	Dec. 2015	11,851,691	11,881,801	30,110
32	90 Day Euro Dollar	Mar. 2016	7,876,811	7,903,200	26,389
14	90 Day Euro Dollar	Jun. 2016	3,421,606	3,448,900	27,294
20	5 Year U.S. Treasury Notes	Dec. 2013	2,382,356	2,433,749	51,393

					$232,496

(1)	Cash of $54,000 and U.S. Treasury Security with a market value of $74,243 has been segregated to cover requirements for open futures contracts at October 31, 2013.

Forward foreign currency exchange contracts outstanding at October 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 11/04/13	Morgan Stanley	BRL	1,434	$628,175	$639,710	$11,535
Expiring 11/04/13	Morgan Stanley	BRL	89	40,967	39,645	(1,322)
Euro,
Expiring 11/04/13	Barclays Capital Group	EUR	1,453	2,001,508	1,972,834	(28,674)
Norwegian Krone,
Expiring 11/14/13	Hong Kong & Shanghai Bank	NOK	65	11,004	10,913	(91)

				$2,681,654	$2,663,102	$(18,552)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 11/04/13	Credit Suisse First Boston Corp.	BRL	1,523	$656,115	$679,355	$(23,240)
Expiring 12/03/13	Credit Suisse First Boston Corp.	BRL	89	40,700	39,370	1,330
Euro,
Expiring 11/04/13	Goldman Sachs & Co.	EUR	870	1,177,388	1,181,256	(3,868)
Expiring 11/04/13	Hong Kong & Shanghai Bank	EUR	496	669,844	673,452	(3,608)
Expiring 11/04/13	UBS AG	EUR	87	117,329	118,126	(797)
Expiring 12/03/13	Barclays Capital Group	EUR	1,453	2,001,648	1,972,942	28,706
Expiring 02/28/14	Goldman Sachs & Co.	EUR	797	1,066,918	1,082,332	(15,414)
Expiring 02/28/14	Deutsche Bank	EUR	100	131,886	135,801	(3,915)
Expiring 03/14/14	Goldman Sachs & Co.	EUR	697	931,052	946,556	(15,504)
Mexican Peso,
Expiring 12/17/13	JPMorgan Chase	MXN	936	70,565	71,433	(868)

				$6,863,445	$6,900,623	$(37,178)

Interest rate swap agreements outstanding at October 31, 2013:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
BRL	2,900	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	$26,779	$—	$26,779	Bank of America Securities LLC
BRL	200	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	1,928	28	1,900	Morgan Stanley & Co.

					$28,707	$28	$28,679

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at October 31, 2013	Value at Trade Date	Unrealized Depreciation
Exchange-traded swap agreements:
	2,500	12/18/43	3.500%	3 month LIBOR(1)	$60,178	$132,568	$(72,390)

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	1,500	$3,377	$—	$3,377	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	470	1,005		1,005	Morgan Stanley & Co.

				$4,382	$—	$4,382

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Implied Credit Spread at October 31, 2013(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Federal Republic of Brazil	09/20/16	1.000%	1,400	1.221%	$(5,997)	$(18,173)	$12,176	JPMorgan Chase
United Mexican States	09/20/16	1.000%	1,400	0.605%	17,073	5,199	11,874	JPMorgan Chase
Japan Government	09/20/16	1.000%	400	0.285%	8,549	7,384	1,165	Bank of America

					$19,625	$(5,590)	$25,215

The Fund entered into credit default swap agreements on sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#		Value at October 31, 2013	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG21 5Y Index	12/20/18	1.000%		3,200	$46,447	$34,324	$12,123
Dow Jones CDX HY21 5Y Index	12/20/18	5.000%		600	42,735	28,656	14,079
iTraxx Main20 5Y Index	12/20/18	1.000%	EUR	2,800	35,526	2,560	32,966

					$124,708	$65,540	$59,168

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$48,959,431	$482,599	$—
Asset-Backed Securities
Collateralized Debt Obligation	—	975,496	781,828
Non-Residential Mortgage-Backed Security	—	879,348	—
Residential Mortgage-Backed Securities	—	1,087,097	—
Corporate Bonds	—	6,039,586	—
Foreign Government Bond	—	141,756	—
Municipal Bonds	—	562,628	—
Residential Mortgage-Backed Securities	—	4,323,661	—
U.S. Government Agency Obligations	—	18,671,062	—
U.S. Treasury Obligations	—	25,744,066	—
Repurchase Agreements	—	15,000,000	—
Affiliated Money Market Mutual Fund	3,528,992	—	—
Foreign Treasury Obligations	—	2,843,834	—
Options Written	(1,625)	(13,374)	—
Other Financial Instruments*
Futures	232,496	—	—
Forward foreign currency exchange contracts	—	(55,730)	—
Interest rate swap agreements	(72,390)	28,679	—
Credit default swap agreements	59,168	29,597	—

Total	$52,706,072	$76,740,305	$781,828

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Balance as of 7/31/13	$1,138,296
Accrued discounts/premiums	(4,162)
Realized gain (loss)	4,297
Change in unrealized appreciation (depreciation)**	(20,152)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(336,451)

Balance as of 10/31/13	$781,828

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(20,152) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At reporting period end, 1 CDO transferred out of Level 3 as a result of being valued by an independent pricing source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of October 31, 2013 categorized by risk exposure:

Derivative Fair Value at 10/31/13
Credit contracts	$88,760
Foreign exchange contracts	(55,730)
Interest rate contracts	173,791

Total	$206,821

Prudential Defensive Equity Fund

Schedule of Investments

as of October 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS
Aerospace & Defense — 2.0%
8,040	Boeing Co. (The)	$ 1,049,220
3,900	General Dynamics Corp.	337,857
9,100	Honeywell International, Inc.	789,243
1,100	L-3 Communications Holdings, Inc.	110,495
3,120	Lockheed Martin Corp.	416,021
2,700	Northrop Grumman Corp.	290,277
1,690	Precision Castparts Corp.	428,330
3,700	Raytheon Co.	304,769
1,600	Rockwell Collins, Inc.	111,728
3,200	Textron, Inc.	92,128
9,760	United Technologies Corp.	1,037,000

		4,967,068

Air Freight & Logistics — 0.6%
1,800	C.H. Robinson Worldwide, Inc.	107,532
2,400	Expeditors International of Washington, Inc.	108,696
3,440	FedEx Corp.	450,640
8,400	United Parcel Service, Inc. (Class B Stock)	825,216

		1,492,084

Airlines — 0.2%
9,900	Delta Air Lines, Inc.	261,162
8,100	Southwest Airlines Co.	139,482

		400,644

Auto Components — 0.3%
1,140	BorgWarner, Inc.	117,568
2,800	Delphi Automotive PLC (United Kingdom)	160,160
2,400	Goodyear Tire & Rubber Co. (The)	50,352
6,800	Johnson Controls, Inc.	313,820

		641,900

Automobiles — 0.5%
39,100	Ford Motor Co.	669,001
9,300	General Motors Co.*	343,635
2,200	Harley-Davidson, Inc.	140,888

		1,153,524

Beverages — 3.8%
4,500	Beam, Inc.	302,850
4,500	Brown-Forman Corp. (Class B Stock)	328,410
104,900	Coca-Cola Co. (The)	4,150,893
6,800	Coca-Cola Enterprises, Inc.	283,764
4,600	Constellation Brands, Inc. (Class A Stock)*	300,380
5,600	Dr. Pepper Snapple Group, Inc.	265,160
4,300	Molson Coors Brewing Co. (Class B Stock)	232,200
3,700	Monster Beverage Corp.*	211,751
42,500	PepsiCo, Inc.	3,573,825

		9,649,233

Biotechnology — 3.5%
4,630	Alexion Pharmaceuticals, Inc.*	569,258
17,800	Amgen, Inc.	2,064,800
5,620	Biogen Idec, Inc.*	1,372,348
9,720	Celgene Corp.*	1,443,323
36,200	Gilead Sciences, Inc.*	2,569,838
1,850	Regeneron Pharmaceuticals, Inc.*	532,060
5,500	Vertex Pharmaceuticals, Inc.*	392,370

		8,943,997

Building Products
4,100	Masco Corp.	86,633

Capital Markets — 2.0%
3,100	Ameriprise Financial, Inc.	311,674
17,500	Bank of New York Mellon Corp. (The)	556,500
1,930	BlackRock, Inc.	580,563
17,700	Charles Schwab Corp. (The)	400,905
4,700	E*Trade Financial Corp.*	79,477
6,290	Franklin Resources, Inc.	338,780
6,350	Goldman Sachs Group, Inc. (The)	1,021,461
6,900	Invesco Ltd.	232,875
1,800	Legg Mason, Inc.	69,246
21,200	Morgan Stanley	609,076
3,500	Northern Trust Corp.	197,470
6,800	State Street Corp.	476,476
4,000	T. Rowe Price Group, Inc.	309,640

		5,184,143

Chemicals — 1.4%
1,840	Air Products & Chemicals, Inc.	200,578
590	Airgas, Inc.	64,351
510	CF Industries Holdings, Inc.	109,956
10,600	Dow Chemical Co. (The)	418,382
8,100	E.I. du Pont de Nemours & Co.	495,720
1,400	Eastman Chemical Co.	110,306
2,380	Ecolab, Inc.	252,280
1,200	FMC Corp.	87,312
700	International Flavors & Fragrances, Inc.	57,855
3,900	LyondellBasell Industries NV (Class A Stock)	290,940
4,690	Monsanto Co.	491,887
3,000	Mosaic Co. (The)	137,550
1,270	PPG Industries, Inc.	231,877
2,590	Praxair, Inc.	322,999
780	Sherwin-Williams Co. (The)	146,640
1,100	Sigma-Aldrich Corp.	95,073

		3,513,706

Commercial Banks — 2.6%
10,800	BB&T Corp.	366,876
2,900	Comerica, Inc.	125,570
13,700	Fifth Third Bancorp	260,711

13,300	Huntington Bancshares, Inc.	117,040
14,300	KeyCorp	179,179
2,020	M&T Bank Corp.	227,311
8,100	PNC Financial Services Group, Inc.	595,593
21,700	Regions Financial Corp.	208,971
8,300	SunTrust Banks, Inc.	279,212
27,900	U.S. Bancorp	1,042,344
73,000	Wells Fargo & Co.	3,116,370
3,000	Zions Bancorporation	85,110

		6,604,287

Commercial Services & Supplies — 0.3%
2,300	ADT Corp. (The)	99,751
1,200	Cintas Corp.	64,524
1,900	Iron Mountain, Inc.	50,426
2,300	Pitney Bowes, Inc.	49,082
3,100	Republic Services, Inc.	103,757
1,000	Stericycle, Inc.*	116,200
5,300	Tyco International Ltd.	193,715
5,000	Waste Management, Inc.	217,700

		895,155

Communications Equipment — 0.8%
37,000	Cisco Systems, Inc.	832,500
600	F5 Networks, Inc.*	48,906
700	Harris Corp.	43,372
1,600	JDS Uniphase Corp.*	20,944
3,500	Juniper Networks, Inc.*	65,240
1,600	Motorola Solutions, Inc.	100,032
11,900	QUALCOMM, Inc.	826,693

		1,937,687

Computers & Peripherals — 1.7%
6,280	Apple, Inc.	3,280,358
14,300	EMC Corp.	344,201
13,200	Hewlett-Packard Co.	321,684
2,300	NetApp, Inc.	89,263
1,700	SanDisk Corp.	118,150
2,100	Seagate Technology PLC	102,228
1,500	Western Digital Corp.	104,445

		4,360,329

Construction & Engineering — 0.1%
1,900	Fluor Corp.	141,018
1,500	Jacobs Engineering Group, Inc.*	91,230
2,400	Quanta Services, Inc.*	72,504

		304,752

Construction Materials
1,100	Vulcan Materials Co.	58,905

Consumer Finance — 0.9%
14,100	American Express Co.	1,153,380
8,900	Capital One Financial Corp.	611,163
7,400	Discover Financial Services	383,912
6,800	SLM Corp.	172,516

		2,320,971

Containers & Packaging — 0.1%
800	Avery Dennison Corp.	37,696
1,300	Ball Corp.	63,557
900	Bemis Co., Inc.	35,910
1,500	MeadWestvaco Corp.	52,275
1,400	Owens-Illinois, Inc.*	44,506
1,700	Sealed Air Corp.	51,306

		285,250

Distributors
1,600	Genuine Parts Co.	126,128

Diversified Consumer Services
2,700	H&R Block, Inc.	76,788

Diversified Financial Services — 4.7%
162,400	Bank of America Corp.	2,267,104
27,200	Berkshire Hathaway, Inc. (Class B Stock)*	3,130,176
46,000	Citigroup, Inc.	2,243,880
4,800	CME Group, Inc.	356,208
1,150	IntercontinentalExchange, Inc.*	221,640
56,900	JPMorgan Chase & Co.	2,932,626
4,900	Leucadia National Corp.	138,866
4,300	McGraw Hill Financial, Inc.	299,624
3,000	Moody’s Corp.	211,980
1,900	NASDAQ OMX Group, Inc. (The)	67,317
3,800	NYSE Euronext, Inc.	167,276

		12,036,697

Diversified Telecommunication Services — 6.5%
238,400	AT&T, Inc.	8,630,080
26,900	CenturyLink, Inc.	910,834
44,800	Frontier Communications Corp.	197,568
128,400	Verizon Communications, Inc.	6,485,484
26,600	Windstream Holdings, Inc.	227,430

		16,451,396

Electric Utilities — 3.7%
16,700	American Electric Power Co., Inc.	782,228
24,200	Duke Energy Corp.	1,735,866
11,200	Edison International	549,136
6,100	Entergy Corp.	394,792
29,300	Exelon Corp.	836,222
14,300	FirstEnergy Corp.	541,541
14,600	NextEra Energy, Inc.	1,237,350
10,800	Northeast Utilities	463,212
8,500	Pepco Holdings, Inc.	163,880
3,800	Pinnacle West Capital Corp.	212,914
21,600	PPL Corp.	661,608
30,000	Southern Co. (The)	1,227,300
17,000	Xcel Energy, Inc.	490,620

		9,296,669

Electrical Equipment — 0.5%
2,800	AMETEK, Inc.	133,924
5,500	Eaton Corp. PLC	388,080
8,300	Emerson Electric Co.	555,851
1,610	Rockwell Automation, Inc.	177,760
1,150	Roper Industries, Inc.	145,832

		1,401,447

Electronic Equipment, Instruments & Components — 0.2%
1,100	Amphenol Corp. (Class A Stock)	88,319
10,000	Corning, Inc.	170,900
900	FLIR Systems, Inc.	25,632
1,200	Jabil Circuit, Inc.	25,032
900	Molex, Inc.	34,740
2,900	TE Connectivity Ltd. (Switzerland)	149,321

		493,944

Energy Equipment & Services — 1.0%
3,900	Baker Hughes, Inc.	226,551
2,200	Cameron International Corp.*	120,692
600	Diamond Offshore Drilling, Inc.	37,158
2,100	Ensco PLC (Class A Stock)	121,065
2,100	FMC Technologies, Inc.*	106,155
7,400	Halliburton Co.	392,422
1,000	Helmerich & Payne, Inc.	77,550
2,200	Nabors Industries Ltd.	38,456
3,800	National Oilwell Varco, Inc.	308,484
2,200	Noble Corp.	82,940
1,100	Rowan Cos. PLC (Class A Stock)*	39,688
11,700	Schlumberger Ltd.	1,096,524

		2,647,685

Food & Staples Retailing — 4.1%
12,020	Costco Wholesale Corp.	1,418,360
33,800	CVS Caremark Corp.	2,104,388
14,200	Kroger Co. (The)	608,328
6,600	Safeway, Inc.	230,340
16,200	Sysco Corp.	523,908
44,800	Wal-Mart Stores, Inc.	3,438,400
23,900	Walgreen Co.	1,415,836
10,300	Whole Foods Market, Inc.	650,239

		10,389,799

Food Products — 2.8%
18,100	Archer-Daniels-Midland Co.	740,290
4,900	Campbell Soup Co.	208,593
11,600	ConAgra Foods, Inc.	368,996
17,700	General Mills, Inc.	892,434
4,100	Hershey Co. (The)	406,884
3,700	Hormel Foods Corp.	160,802
2,900	J.M. Smucker Co. (The)	322,509
7,100	Kellogg Co.	449,075
16,400	Kraft Foods Group, Inc.	891,832
3,600	McCormick & Co., Inc.	248,940

5,600	Mead Johnson Nutrition Co.	457,296
49,000	Mondelez International, Inc. (Class A Stock)	1,648,360
7,600	Tyson Foods, Inc. (Class A Stock)	210,292

		7,006,303

Gas Utilities — 0.2%
4,100	AGL Resources, Inc.	196,226
7,100	ONEOK, Inc.	401,150

		597,376

Healthcare Equipment & Supplies — 3.0%
36,700	Abbott Laboratories	1,341,385
12,800	Baxter International, Inc.	843,136
4,600	Becton, Dickinson and Co.	483,598
31,700	Boston Scientific Corp.*	370,573
1,880	C.R. Bard, Inc.	256,094
5,000	CareFusion Corp.*	193,850
10,900	Covidien PLC	698,799
3,400	DENTSPLY International, Inc.	160,140
2,700	Edwards Lifesciences Corp.*	176,013
940	Intuitive Surgical, Inc.*	349,210
23,600	Medtronic, Inc.	1,354,640
6,800	St. Jude Medical, Inc.	390,252
7,000	Stryker Corp.	517,020
2,600	Varian Medical Systems, Inc.*	188,708
4,000	Zimmer Holdings, Inc.	349,880

		7,673,298

Healthcare Providers & Services — 2.9%
8,800	Aetna, Inc.	551,760
5,500	AmerisourceBergen Corp.	359,315
8,000	Cardinal Health, Inc.	469,280
6,700	CIGNA Corp.	515,766
4,180	DaVita Healthcare Partners, Inc.*	234,958
19,200	Express Scripts Holding Co.*	1,200,384
3,700	Humana, Inc.	340,955
2,130	Laboratory Corp. of America Holdings*	214,917
5,410	McKesson Corp.	845,799
1,900	Patterson Cos., Inc.	80,769
3,600	Quest Diagnostics, Inc.	215,676
2,400	Tenet Healthcare Corp.*	113,256
24,000	UnitedHealth Group, Inc.	1,638,240
7,100	WellPoint, Inc.	602,080

		7,383,155

Healthcare Technology — 0.2%
7,000	Cerner Corp.*	392,210

Hotels, Restaurants & Leisure — 1.1%
4,300	Carnival Corp.	148,995
310	Chipotle Mexican Grill, Inc.*	163,361
1,300	Darden Restaurants, Inc.	66,989
2,500	International Game Technology	47,000
2,200	Marriott International, Inc. (Class A Stock)	99,176
10,000	McDonald’s Corp.	965,200

7,500	Starbucks Corp.	607,875
1,900	Starwood Hotels & Resorts Worldwide, Inc.	139,878
1,300	Wyndham Worldwide Corp.	86,320
810	Wynn Resorts Ltd.	134,662
4,400	Yum! Brands, Inc.	297,528

		2,756,984

Household Durables — 0.2%
2,800	D.R. Horton, Inc.	53,060
1,200	Garmin Ltd.	56,100
700	Harman International Industries, Inc.	56,714
1,400	Leggett & Platt, Inc.	41,636
1,600	Lennar Corp. (Class A Stock)	56,880
2,800	Newell Rubbermaid, Inc.	82,964
3,400	PulteGroup, Inc.	60,010
790	Whirlpool Corp.	115,348

		522,712

Household Products — 3.6%
3,600	Clorox Co. (The)	324,684
24,300	Colgate-Palmolive Co.	1,572,939
10,600	Kimberly-Clark Corp.	1,144,800
75,400	Procter & Gamble Co. (The)	6,088,550

		9,130,973

Independent Power Producers & Energy Traders — 0.2%
21,100	AES Corp. (The)	297,299
11,000	NRG Energy, Inc.	313,830

		611,129

Industrial Conglomerates — 1.8%
7,520	3M Co.	946,392
6,900	Danaher Corp.	497,421
117,700	General Electric Co.	3,076,678

		4,520,491

Insurance — 2.6%
5,200	ACE Ltd.	496,288
7,100	Aflac, Inc.	461,358
7,100	Allstate Corp. (The)	376,726
22,400	American International Group, Inc.	1,156,960
4,700	Aon PLC (United Kingdom)	371,723
1,300	Assurant, Inc.	76,024
4,000	Chubb Corp. (The)	368,320
2,400	Cincinnati Financial Corp.	120,000
7,900	Genworth Financial, Inc. (Class A Stock)*	114,787
7,000	Hartford Financial Services Group, Inc. (The)	235,900
4,100	Lincoln National Corp.	186,181
4,800	Loews Corp.	231,888
8,400	Marsh & McLennan Cos., Inc.	384,720
17,000	MetLife, Inc.	804,270
4,300	Principal Financial Group, Inc.	204,078
8,600	Progressive Corp. (The)	223,342
1,500	Torchmark Corp.	109,290

5,700	Travelers Cos., Inc. (The)	491,910
4,200	Unum Group	133,308
4,500	XL Group PLC (Ireland)	137,565

		6,684,638

Internet & Catalog Retail — 0.9%
3,680	Amazon.com, Inc.*	1,339,630
1,100	Expedia, Inc.	64,768
590	Netflix, Inc.*	190,263
520	priceline.com, Inc.*	547,992
1,100	Tripadvisor, Inc.*	90,981

		2,233,634

Internet Software & Services — 1.1%
1,200	Akamai Technologies, Inc.*	53,688
8,000	eBay, Inc.*	421,680
1,940	Google, Inc. (Class A Stock)*	1,999,325
900	VeriSign, Inc.*	48,852
6,500	Yahoo!, Inc.*	214,045

		2,737,590

IT Services — 1.5%
4,500	Accenture PLC (Class A Stock)	330,750
3,300	Automatic Data Processing, Inc.	247,401
2,100	Cognizant Technology Solutions Corp. (Class A Stock)*	182,553
1,000	Computer Sciences Corp.	49,260
2,000	Fidelity National Information Services, Inc.	97,500
900	Fiserv, Inc.*	94,257
7,130	International Business Machines Corp.	1,277,767
720	MasterCard, Inc. (Class A Stock)	516,312
2,200	Paychex, Inc.	92,972
1,100	Teradata Corp.*	48,477
1,100	Total System Services, Inc.	32,813
3,580	Visa, Inc. (Class A Stock)	704,079
3,800	Western Union Co. (The)	64,676

		3,738,817

Leisure Equipment & Products — 0.1%
1,100	Hasbro, Inc.	56,815
3,400	Mattel, Inc.	150,858

		207,673

Life Sciences Tools & Services — 0.7%
7,800	Agilent Technologies, Inc.	395,928
4,100	Life Technologies Corp.*	308,771
2,600	PerkinElmer, Inc.	98,904
8,500	Thermo Fisher Scientific, Inc.	831,130
2,020	Waters Corp.*	203,858

		1,838,591

Machinery — 1.2%
7,400	Caterpillar, Inc.	616,864
2,020	Cummins, Inc.	256,580
4,400	Deere & Co.	360,096

2,000	Dover Corp.	183,580
1,600	Flowserve Corp.	111,152
4,800	Illinois Tool Works, Inc.	378,192
3,100	Ingersoll-Rand PLC	209,343
1,200	Joy Global, Inc.	68,100
4,100	PACCAR, Inc.	227,960
1,300	Pall Corp.	104,676
1,730	Parker Hannifin Corp.	201,926
2,300	Pentair Ltd.	154,307
680	Snap-on, Inc.	70,768
1,900	Stanley Black & Decker, Inc.	150,271
2,100	Xylem, Inc.	72,450

		3,166,265

Media — 2.3%
2,100	Cablevision Systems Corp. (Class A Stock)	32,655
5,600	CBS Corp. (Class B Stock)	331,184
26,000	Comcast Corp. (Class A Stock)	1,237,080
5,100	DIRECTV*	318,699
2,300	Discovery Communications, Inc. (Class A Stock)*	204,516
2,200	Gannett Co., Inc.	60,874
4,100	Interpublic Group of Cos., Inc. (The)	68,880
4,850	News Corp. (Class A Stock)*	85,360
2,600	Omnicom Group, Inc.	177,086
1,100	Scripps Networks Interactive, Inc. (Class A Stock)	88,550
2,840	Time Warner Cable, Inc.	341,226
9,200	Time Warner, Inc.	632,408
19,700	Twenty-First Century Fox, Inc.	671,376
4,300	Viacom, Inc. (Class B Stock)	358,147
16,500	Walt Disney Co. (The)	1,131,735
50	Washington Post Co. (The) (Class B Stock)	32,166

		5,771,942

Metals & Mining — 0.3%
9,200	Alcoa, Inc.	85,284
900	Allegheny Technologies, Inc.	29,790
1,300	Cliffs Natural Resources, Inc.	33,384
9,100	Freeport-McMoRan Copper & Gold, Inc.	334,516
4,300	Newmont Mining Corp.	117,218
2,800	Nucor Corp.	144,956
1,200	United States Steel Corp.	29,868

		775,016

Multi-Line Retail — 0.5%
3,000	Dollar General Corp.*	173,340
2,200	Dollar Tree, Inc.*	128,480
1,000	Family Dollar Stores, Inc.	68,880
3,000	J.C. Penney Co., Inc.*	22,500
2,000	Kohl’s Corp.	113,600
3,700	Macy’s, Inc.	170,607
1,400	Nordstrom, Inc.	84,658
6,300	Target Corp.	408,177

		1,170,242

Multi-Utilities — 2.5%
8,300	Ameren Corp.	300,294
14,700	CenterPoint Energy, Inc.	361,620
9,100	CMS Energy Corp.	249,886
10,000	Consolidated Edison, Inc.	582,200
19,900	Dominion Resources, Inc.	1,268,625
6,000	DTE Energy Co.	414,840
2,700	Integrys Energy Group, Inc.	158,436
10,700	NiSource, Inc.	337,264
15,300	PG&E Corp.	640,305
17,300	Public Service Enterprise Group, Inc.	579,550
4,800	SCANA Corp.	223,824
7,800	Sempra Energy	710,892
7,000	TECO Energy, Inc.	120,190
7,800	Wisconsin Energy Corp.	328,458

		6,276,384

Office Electronics
8,000	Xerox Corp.	79,520

Oil, Gas & Consumable Fuels — 4.6%
4,500	Anadarko Petroleum Corp.	428,805
3,600	Apache Corp.	319,680
3,700	Cabot Oil & Gas Corp.	130,684
4,400	Chesapeake Energy Corp.	123,024
17,030	Chevron Corp.	2,042,919
10,800	ConocoPhillips	791,640
2,000	CONSOL Energy, Inc.	73,000
3,200	Denbury Resources, Inc.*	60,768
3,400	Devon Energy Corp.	214,948
2,400	EOG Resources, Inc.	428,160
1,300	EQT Corp.	111,293
38,800	Exxon Mobil Corp.	3,477,256
2,600	Hess Corp.	211,120
5,900	Kinder Morgan, Inc.	208,329
6,200	Marathon Oil Corp.	218,612
2,800	Marathon Petroleum Corp.	200,648
1,600	Murphy Oil Corp.	96,512
1,200	Newfield Exploration Co.*	36,540
3,200	Noble Energy, Inc.	239,776
7,100	Occidental Petroleum Corp.	682,168
2,300	Peabody Energy Corp.	44,804
5,400	Phillips 66	347,922
1,220	Pioneer Natural Resources Co.	249,831
1,500	QEP Resources, Inc.	49,590
1,500	Range Resources Corp.	113,565
3,100	Southwestern Energy Co.*	115,382
5,900	Spectra Energy Corp.	209,863
1,200	Tesoro Corp.	58,668
4,800	Valero Energy Corp.	197,616
6,000	Williams Cos., Inc. (The)	214,260
1,700	WPX Energy, Inc.*	37,638

		11,735,021

Paper & Forest Products — 0.1%
3,900	International Paper Co.	173,979

Personal Products — 0.3%
11,900	Avon Products, Inc.	208,250
7,000	Estee Lauder Cos., Inc. (The) (Class A Stock)	496,720

		704,970

Pharmaceuticals — 8.6%
37,500	AbbVie, Inc.	1,816,875
4,110	Actavis PLC*	635,324
7,000	Allergan, Inc.	634,270
38,900	Bristol-Myers Squibb Co.	2,043,028
23,400	Eli Lilly & Co.	1,165,788
5,600	Forest Laboratories, Inc.*	263,368
3,900	Hospira, Inc.*	158,028
66,600	Johnson & Johnson	6,167,826
69,100	Merck & Co., Inc.	3,115,719
9,000	Mylan, Inc.*	340,830
2,230	Perrigo Co.	307,495
156,400	Pfizer, Inc.	4,798,352
11,800	Zoetis, Inc.	373,588

		21,820,491

Professional Services — 0.1%
450	Dun & Bradstreet Corp. (The)	48,956
1,400	Equifax, Inc.	90,538
2,500	Nielsen Holdings NV	98,600
1,600	Robert Half International, Inc.	61,648

		299,742

Real Estate Investment Trusts — 1.8%
6,100	American Tower Corp.	484,035
2,400	Apartment Investment & Management Co. (Class A Stock)	67,152
1,890	AvalonBay Communities, Inc.	236,345
2,370	Boston Properties, Inc.	245,295
5,200	Equity Residential	272,272
7,000	HCP, Inc.	290,500
4,400	Health Care REIT, Inc.	285,340
11,700	Host Hotels & Resorts, Inc.	217,035
6,500	Kimco Realty Corp.	139,620
2,200	Macerich Co. (The)	130,262
2,600	Plum Creek Timber Co., Inc.	118,040
7,700	Prologis, Inc.	307,615
2,220	Public Storage	370,673
4,730	Simon Property Group, Inc.	731,021
4,500	Ventas, Inc.	293,580
2,700	Vornado Realty Trust	240,462
9,000	Weyerhaeuser Co.	273,600

		4,702,847

Real Estate Management & Development
4,400	CBRE Group, Inc. (Class A Stock)*	102,212

Road & Rail — 0.6%
11,700	CSX Corp.	304,902
1,280	Kansas City Southern	155,546
3,600	Norfolk Southern Corp.	309,672
600	Ryder System, Inc.	39,498
5,370	Union Pacific Corp.	813,018

		1,622,636

Semiconductors & Semiconductor Equipment — 0.9%
2,200	Altera Corp.	73,920
2,100	Analog Devices, Inc.	103,530
8,300	Applied Materials, Inc.	148,155
3,700	Broadcom Corp. (Class A Stock)	98,864
500	First Solar, Inc.*	25,135
34,400	Intel Corp.	840,392
1,200	KLA-Tencor Corp.	78,720
1,100	Lam Research Corp.*	59,653
1,600	Linear Technology Corp.	65,824
3,700	LSI Corp.	31,376
1,300	Microchip Technology, Inc.	55,848
7,100	Micron Technology, Inc.*	125,528
3,900	NVIDIA Corp.	59,202
1,300	Teradyne, Inc.*	22,737
7,600	Texas Instruments, Inc.	319,808
1,800	Xilinx, Inc.	81,756

		2,190,448

Software — 1.4%
3,200	Adobe Systems, Inc.*	173,440
1,500	Autodesk, Inc.*	59,865
2,200	CA, Inc.	69,872
1,300	Citrix Systems, Inc.*	73,814
2,100	Electronic Arts, Inc.*	55,125
2,100	Intuit, Inc.	149,961
52,300	Microsoft Corp.	1,848,805
24,600	Oracle Corp.	824,100
1,300	Red Hat, Inc.*	56,251
3,800	Salesforce.com, Inc.*	202,768
4,800	Symantec Corp.	109,152

		3,623,153

Specialty Retail — 1.4%
700	Abercrombie & Fitch Co. (Class A Stock)	26,236
600	AutoNation, Inc.*	28,938
360	AutoZone, Inc.*	156,488
2,200	Bed Bath & Beyond, Inc.*	170,104
2,700	Best Buy Co., Inc.	115,560
2,200	CarMax, Inc.*	103,378
1,200	GameStop Corp. (Class A Stock)	65,784
2,700	Gap, Inc. (The)	99,873
14,200	Home Depot, Inc. (The)	1,106,038
2,400	L Brands, Inc.	150,264
10,400	Lowe’s Cos., Inc.	517,712
1,080	O’Reilly Automotive, Inc.*	133,715

1,000	PetSmart, Inc.	72,760
2,200	Ross Stores, Inc.	170,170
6,500	Staples, Inc.	104,780
1,100	Tiffany & Co.	87,087
7,100	TJX Cos., Inc. (The)	431,609
1,100	Urban Outfitters, Inc.*	41,668

		3,582,164

Textiles, Apparel & Luxury Goods — 0.5%
2,800	Coach, Inc.	141,904
500	Fossil Group, Inc.*	63,470
7,400	NIKE, Inc. (Class B Stock)	560,624
810	PVH Corp.	100,902
610	Ralph Lauren Corp.	101,040
880	VF Corp.	189,200

		1,157,140

Thrifts & Mortgage Finance — 0.1%
7,800	Hudson City Bancorp, Inc.	70,044
5,300	People’s United Financial, Inc.	76,479

		146,523

Tobacco — 2.8%
55,100	Altria Group, Inc.	2,051,373
10,300	Lorillard, Inc.	525,403
44,600	Philip Morris International, Inc.	3,974,752
8,700	Reynolds American, Inc.	446,919

		6,998,447

Trading Companies & Distributors — 0.1%
3,200	Fastenal Co.	159,360
720	W.W. Grainger, Inc.	193,658

		353,018

Wireless Telecommunication Services — 0.4%
13,200	Crown Castle International Corp.*	1,003,464

	TOTAL LONG-TERM INVESTMENTS (cost $211,208,663)	241,212,019

Principal Amount (000)#
SHORT-TERM INVESTMENTS — 5.1%
U.S. TREASURY OBLIGATIONS(a)(b) — 1.0%
	U.S. Treasury Bills
700	0.005%, 12/19/13	699,972
1,300	0.02%, 03/20/14	1,299,724
500	0.04%, 03/20/14	499,894

	TOTAL U.S. TREASURY OBLIGATIONS (cost $2,499,818)	2,499,590

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.1%
10,392,842	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,392,842)(c)	10,392,842

	TOTAL SHORT-TERM INVESTMENTS (cost $12,892,660)(d)	12,892,432

	TOTAL INVESTMENTS — 100.0% (cost $224,101,323)	254,104,451
	Liabilities in excess of other assets(e)	(115,408)

	NET ASSETS — 100%	$253,989,043

The following abbreviations are used in the Portfolio descriptions:

NASDAQ—National Association for Securities Dealers Automated Quotations

REIT—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(b)	Rates shown are the effective yields at purchase date.
(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$226,737,245

Appreciation	30,158,695
Depreciation	(2,791,489)

Net Unrealized Appreciation	$27,367,206

The book basis may differ from tax basis due to certain tax related adjustments.

(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2013	Unrealized Appreciation(1)
	Long Positions:
43	S&P 500 E-Mini	Dec. 2013	$3,621,503	$3,764,650	$143,147
19	S&P 500 Index	Dec. 2013	7,996,550	8,317,250	320,700

					$463,847

(1)	The amount represents fair value of derivative instruments subject to equity risk exposure as of October 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$241,212,019	$—	$—
U.S. Treasury Obligations	—	2,499,590	—
Affiliated Money Market Mutual Fund	10,392,842	—	—
Other Financial Instruments*
Futures	463,847	—	—

Total	$252,068,708	$2,499,590	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to the Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board of Trustees. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian, or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 19, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 19, 2013

*	Print the name and title of each signing officer under his or her signature.